DESCRIPTION OF BUSINESS (Details Narrative) - shares	1 Months Ended	6 Months Ended
	Oct. 17, 2016	Apr. 30, 2017	Oct. 31, 2016
Acquisition of entity, percentage	100.00%
Common Stock, shares outstanding		50,031,771	50,031,771
Battle mountain genetics Inc [member]
Common stock issued for acquisition	50,000,000
Country or state of incorporation		California
Date of incorporation		Sep. 29, 2016
Prior to reverse merger [member]
Common Stock, shares outstanding		30,894
Preferred Stock, share outstanding		0
After reverse merger [member]
Common Stock, shares outstanding		50,031,771
Preferred Stock, share outstanding		0